Shareholders' and Member's Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended	12 Months Ended
	Mar. 20, 2025	Mar. 06, 2025	Feb. 21, 2025	Dec. 19, 2024	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2024
Sole Liability
Shareholders' and Member's Equity [Line Items]
Limited liability interests							100.00%
Class B Shares
Shareholders' and Member's Equity [Line Items]
Shares converted							0
Class B Shares | December Private Placement | Landbridge
Shareholders' and Member's Equity [Line Items]
Number Of Opco units Purchesd By Private Placement				2,498,751
O 2024 Q4 Dividends | Class A Shares
Shareholders' and Member's Equity [Line Items]
Dividend declared (in dollars per share)						$ 0.1
Dividend declared payable date				Dec. 19, 2024
Dividend payable record date					Dec. 05, 2024
Dividend declared				$ 1.7
O 2024 Q4 Dividends | Class A Shares | Landbridge
Shareholders' and Member's Equity [Line Items]
Dividend declared payable date				Dec. 19, 2024
Dividend declared				$ 5.6
Dividend payment (in dollars per share)				$ 0.1
O 2024 Q4 Dividends | Class A Shares | Forecast
Shareholders' and Member's Equity [Line Items]
Dividend declared payable date	Mar. 20, 2025
Dividend payable record date		Mar. 06, 2025
O 2024 Q4 Dividends | Subsequent Event | Class A Shares
Shareholders' and Member's Equity [Line Items]
Dividend declared (in dollars per share)			$ 0.1